Income taxes - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes - Deferred tax assets
Tax rate applicable	25.80%	25.80%	25.00%
Asset deal consideration		$ 449.0
Estimated undistributed earnings for which no provision for deferred tax liabilities recognized	$ 127.9
Belgium | Argenx BV
Income taxes - Deferred tax assets
Unrecognized deferred tax asset	$ 106.3	$ 112.2